Leases (Tables)	12 Months Ended
May 31, 2016
Leases [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2016:

May 31,
(In thousands)
2017	$50,828
2018	39,191
2019	26,204
2020	17,240
2021	14,359
Thereafter	51,783
Total Minimum Lease Commitments	$199,605